NATURE AND CONTINUATION OF OPERATIONS	12 Months Ended
Jul. 31, 2026
Nature and continuation of operations [Abstract]
NATURE AND CONTINUATION OF OPERATIONS [Text Block]

1. NATURE AND CONTINUATION OF OPERATIONS

Apex Critical Metals Corp. (“Apex” or the “Company”) was incorporated on August 2, 2018, under the Company Act of British Columbia and is in the business of acquiring, exploring, developing and evaluating mineral resource properties. The Company is in the exploration stage and has interests in properties located in Canada and the United States. The head office, and principal address of the Company are located at 400 – 570 Granville Street, Vancouver, BC, Canada, V6C 3P1, and the registered and records office of the Company is located at Suite 2501 – 550 Burrard Street, Vancouver, BC, V6C 2B5. The Company’s common shares are listed on the Canadian Securities Exchange (“CSE”) under the trading symbol “APXC”, Euronext Access Paris under the trading symbol “MLAPX”, the OTCQX Best Market (“OTCQX”) under the trading symbol “APXCF”, and the Frankfurt Stock Exchange under the trading symbol “KL9”, and the Company’s American Depositary Shares (each representing six common shares) are listed on the Nasdaq Capital Market under the trading symbol “APXC”.

The Company has no source of significant revenues, has not yet achieved profitable operations, has working capital of $11,938,776 as at July 31, 2026 (July 31, 2025: $4,880,247), has accumulated losses since its inception, expects to incur further losses in the development of its business, and has no assurance that sufficient funding will be available to conduct further exploration of its mineral properties, beyond what the Company’s current working capital will allow. These material uncertainties cast significant doubt about the Company’s ability to continue as a going concern. In recognition of these circumstances, management is pursuing various financial alternatives to fund the Company’s exploration and development programs. There is no assurance that these initiatives will be successful.  The business of mining and exploration involves a high degree of risk and there can be no assurance that current exploration programs will result in profitable mining operations.

In the future, the Company may raise additional financing through the issuance of share capital or shareholder loans; however, there can be no assurance that it will be successful in its efforts to do so and that the terms will be favourable to the Company. These consolidated financial statements do not include any adjustments that might be necessary to the carrying values of assets and liabilities, the reported expenses and statement of financial position classifications should the Company be unable to realize its assets and settle its liabilities as a going concern in the normal course of operations. There can be no assurance that management’s plan will be successful. If the going concern assumption were not appropriate for these consolidated financial statements, then possible material adjustments would be necessary in the carrying value of assets and liabilities, the reported expenses and the statement of financial position classifications used.